ACCRUED LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
ACCRUED LIABILITIES [Abstract]
Trade and sales promotion	$ 113	$ 116
Compensation and employee benefit costs	102	152
Dividends	100	96
Interest	27	27
Insurance	18	20
Derivatives	17	3
Royalties	11	11
Other	84	65
Total	$ 472	$ 490